Transactions and balances with related parties - key management and other (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2018
Jumia Facilities Management
Disclosure of transactions between related parties [line items]
Percentage of holding (as a percentage)			51.00%
Key Management
Disclosure of transactions between related parties [line items]
Short-term employee benefits	€ 8,036	€ 3,204
Other benefits	47	25
Equity-settled share-based compensation	13,771	11,034
Total	€ 21,854	€ 14,263
Jeremy Hodara [Member] | Jumia Facilities Management
Disclosure of transactions between related parties [line items]
Percentage of holding (as a percentage)			49.00%